Pension And Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Cumulative Employer Contributiuons In Excess Of Net Peroidic Pension Cost
Cumulative employer contributions in excess of net periodic pension cost are as follows:

	2013	2012
A. Cumulative balance at beginning of year	$4,256,089	$2,819,837
B. Net periodic pension cost	1,891,449	2,037,708
C. Contributions	2,603,225	3,473,960
D. Cumulative balance at end of year	$4,967,865	$4,256,089
(A) - (B) + (C)

Schedule Of Percentage Allocation Between FIxed Income And Equity
Focusing on balancing the risks and rewards of each broad asset class, the percentage of allocation between fixed income and equity investments for 2013 and 2012 are as follows:

Equities	60%
Fixed Income	40%

Schedule of Allocation of Plan Assets	At December 31, 2013 and 2012, plan assets by category were as follows:

	2013	2012
Equities	65%	60%
Debt Securities	27%	28%
Other	8%	12%

Schedule Of Fair Value Of Pension Plan Assets By Asset Category
The fair value of Monarch's pension plan assets by asset category at December 31, 2013 and 2012 are as follows:

		Fair Value Measurements Using:
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2013
Cash and cash equivalents	$3,184,202	$3,184,202	$—	$—
Equity securities:
Materials	2,453,975	2,453,975	—	—
Industrials	3,013,090	3,013,090	—	—
Telecommunication	1,733,964	1,733,964	—	—
Consumer discretion	1,940,305	1,940,305	—	—
Consumer staples	1,218,746	1,218,746	—	—
Energy	3,645,437	3,645,437	—	—
Financials	4,681,635	4,681,635	—	—
Healthcare	1,233,882	1,233,882	—	—
Information technology	1,573,756	1,573,756	—	—
Utilities	1,374,685	1,374,685	—	—
Miscellaneous	380,484	380,484	—	—
Fixed income securities:
Corporate bonds	2,870,007	—	2,870,007	—
Foreign obligations	403,320	—	403,320	—
U.S. Government obligations	6,399,738	—	6,399,738	—
Total	$36,107,226	$26,434,161	$9,673,065	$—

2012
Cash and cash equivalents	$3,614,499	$3,614,499	$—	$—
Equity securities:
Materials	1,886,542	1,886,542	—	—
Industrials	1,872,477	1,872,477	—	—
Telecommunication	610,250	610,250	—	—
Consumer discretion	2,111,021	2,111,021	—	—
Consumer staples	1,331,728	1,331,728	—	—
Energy	2,107,767	2,107,767	—	—
Financials	3,908,829	3,908,829	—	—
Healthcare	1,417,891	1,417,891	—	—
Information technology	1,078,180	1,078,180	—	—
Utilities	1,178,734	1,178,734	—	—
Miscellaneous	227,115	227,115	—	—
Fixed income securities:
Corporate bonds	2,855,861	—	2,855,861	—
Foreign obligations	542,869	—	542,869	—
U.S. Government obligations	5,035,220	—	5,035,220	—
Total	$29,778,983	$21,345,033	$8,433,950	$—

Schedule of Multiemployer Plans
There have been no significant changes that affect the comparability of 2013, 2012 and 2011 contributions.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/Implemented	Contributions by Company			Sur-charge Imposed	Expiration Date of Collective Bargaining Agreement
		2013	2012		2013	2012	2011
Central States, Southeast & Southwest Areas Pension Plan	36-6044243/001	Red	Red	Yes	$273,243	$261,694	$222,748	Yes	3/31/2015 & 4/30/2014 (a)

Other funds					35,941	37,382	30,656
			Total contributions:		$309,184	$299,076	$253,404

(a)         The Company is party to two collective bargaining agreements that require contributions to Central States, Southeast & Southwest Areas Pension Plan. In 2013, 40% of the Company's contributions were required by a collective bargaining agreement that expires 3/31/2015 and 60% were required by an agreement that expires 4/30/2014.

Pension Benefits [Member]
Schedule of Postretirement Funded Status And Cost
Monarch uses a December 31 measurement date for the plans. Information about the Plans' funded status and pension cost follows:

Change in benefit obligation:	2013	2012
Benefit obligation at beginning of year	$43,020,512	$39,759,449
Service cost	870,115	799,030
Interest cost	1,937,423	1,976,494
Actuarial loss	363,345	2,403,021
Benefits paid	(2,075,042)	(1,917,482)
Benefit obligation at end of year	$44,116,353	$43,020,512

Change in plan assets:	2013	2012
Fair value of plan assets at beginning of year	$29,778,983	$26,083,446
Actual return on plan assets	5,800,060	2,139,059
Employer contributions	2,603,225	3,473,960
Benefits paid	(2,075,042)	(1,917,482)
Fair value of plan assets at end of year	$36,107,226	$29,778,983

Funded status, end of year:
Fair value of plan assets	$36,107,226	$29,778,983
Benefit obligation	44,116,353	43,020,512
Funded status = pension liability, end of year	$(8,009,127)	$(13,241,529)

Schedule Of Net Periodic Pension And Postretirement Benefit Costs
The following table presents the components of net periodic pension cost as of December 31, 2013, 2012 and 2011:

	2013	2012	2011
Service cost	$870,115	$799,030	$751,666
Interest cost	1,937,423	1,976,494	2,020,706
Expected return on plan assets	(2,349,451)	(2,081,173)	(1,937,101)
Amortization of prior service cost	99,728	108,763	109,978
Recognized net actuarial loss	1,333,634	1,234,594	912,989
Net periodic pension expense	$1,891,449	$2,037,708	$1,858,238

Schedule of Amounts Recognized in Balance Sheet	Amounts recognized in the balance sheets consist of:

	2013	2012
Current liability	$—	$—
Noncurrent liability	(8,009,127)	(13,241,529)
Net amount recognized	$(8,009,127)	$(13,241,529)

Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income
Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	2013	2012
Net actuarial loss	$12,346,781	$16,767,679
Prior service cost	630,211	729,939
	$12,976,992	$17,497,618
Less: Deferred tax	5,190,000	7,000,000
Additional pension liability, net of deferred tax	$7,786,992	$10,497,618

Changes In Benefit Obligations Recognized In Other Comprehensive Income
Other changes in plan assets and benefit obligations recognized in other comprehensive income:

	2013	2012	2011
Current year actuarial (gain)/loss	$(3,087,264)	$2,345,135	$3,299,366
Amortization of actuarial loss	(1,333,634)	(1,234,594)	(912,989)
Amortization of prior service cost	(99,728)	(108,763)	(109,978)
	$(4,520,626)	$1,001,778	$2,276,399
Less: Deferred tax	(1,810,000)	400,000	910,000
Minimum pension liability, net of deferred tax	$(2,710,626)	$601,778	$1,366,399

Estimated Amounts To Be Amortized From Accumulated Other Comprehensive Income	Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic pension cost in 2014:

Actuarial loss	$866,000
Prior service cost	101,000
Total to be amortized	$967,000

Schedule Of Amortization For Prior Service Costs
The amortization schedule for prior service costs is as follows:

Description	Established Dec. 31 of:	Initial Amount	Initial Period	12/31/2013 Outstanding Balance	2013 Amortization Amount
Unrecognized Prior Service Cost	1996	162,785	15.88 years	$—	$—
	1999	37,715	16.53 years	5,767	2,282
	2001	409,804	15.74 years	97,468	26,028
	2003	22,267	13.23 years	5,437	1,683
	2007	876,119	13.41 years	484,121	65,333
	2009	55,026	12.50 years	37,418	4,402
				$630,211	$99,728

Summary Of Accumulated Pension And Postretirement Benefit Obligations	The Plans' accumulated benefit obligation follows:

	2013	2012
Accumulated benefit obligation, end of year	$42,565,247	$41,447,396

Schedule of Expected Benefit Payments
The Plans' expected benefit payments as of December 31, 2013, shown separately for the next five fiscal years and in the aggregate for the subsequent five-year period, are presented below:

2014	$2,436,442
2015	2,501,315
2016	2,698,881
2017	2,702,346
2018	2,821,445
Five fiscal years ending December 31, 2023	14,610,314

Schedule Of Assumptions Used To Determine The Benefit Obligation
The weighted average assumptions used to determine net pension cost and benefit obligations as of December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Benefit obligation:
Discount rate	4.50%	4.50%	5.00%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	3.50%	3.50%
Pension cost:
Discount rate	4.50%	5.00%	5.50%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase (Staff plan only)	3.50%	3.50%	4.00%

Postretirement Benefits [Member]
Schedule of Postretirement Funded Status And Cost
 Information about the plans' funded status and postretirement cost follows:

	2013	2012
Change in benefit obligation:
Beginning of year	$37,892,992	$34,927,243
Service cost	780,225	693,729
Interest cost	1,608,234	1,720,183
Actuarial (gain)/loss	(2,563,073)	1,658,462
Benefits paid*	(1,084,289)	(1,106,625)
Plan amendments	(10,091,710)	—
Benefit obligation at end of year	$26,542,379	$37,892,992

Change in fair value of plan assets:
Beginning of year	$—	$—
Employer contributions*	1,084,289	1,106,625
Benefits paid*	(1,084,289)	(1,106,625)
Fair value of plan asset at end of year	$—	$—

Weighted Average Assumptions used to determine
benefit obligations:
Discount rate	4.50%	4.50%
Trend rate	8% for fiscal 2013 decreasing .5%/yr to 5%	8% for fiscal 2012 decreasing 1%/yr to 5%

Funded status, end of year:
Fair value of plan assets	$—	$—
Benefit obligations	(26,542,379)	(37,892,992)
Funded status = year-end benefit liability	$(26,542,379)	$(37,892,992)

*Amounts are net of retiree prescription drug subsidy received during the fiscal year.

Schedule Of Accrued Postretirement Benefits
Accrued Postretirement Benefits represents the accumulated difference between actual contributions and actual expenses from past years. It is updated from the prior year as follows:

	2013	2012
A. Accrued postretirement benefits at beginning of year	$(25,455,837)	$(23,429,049)
B. Net periodic postretirement benefit cost	2,999,206	3,133,413
C. Employer contributions	1,141,020	1,167,785
D. Retiree drug subsidy	56,731	61,160
E. Accrued postretirement benefits at end of year	$(27,370,754)	$(25,455,837)
(A) - (B) + (C) - (D)

Schedule Of Net Periodic Pension And Postretirement Benefit Costs
Following are the components of net periodic benefit cost:

	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$780,225	$693,729	$614,264
Interest cost	1,608,234	1,720,183	1,744,912
Amortization of prior service cost	(50,752)	(50,752)	(50,752)
Recognized net actuarial loss	661,499	770,253	680,874
Net periodic benefit cost	$2,999,206	$3,133,413	$2,989,298

Weighted Average Assumptions used to determine net periodic postretirement benefit cost:
Discount rate	4.50%	5.00%	5.50%
Trend rate	8% for fiscal 2013 decreasing 1%/yr to 5%	8% for fiscal 2012 decreasing 1%/yr to 5%	9% for fiscal 2011 decreasing 1%/yr to 5%

Schedule of Amounts Recognized in Balance Sheet	Amounts recognized in the balance sheets consist of:

	2013	2012
Current liability	$(1,625,000)	$(1,630,000)
Noncurrent liability	(24,917,379)	(36,262,992)
Net amount recognized	$(26,542,379)	$(37,892,992)

Schedule Of Amounts Recognized In Accumulated Other Comprehensive Income	Amounts recognized in accumulated other comprehensive income (loss) consist of:

	2013	2012
Net actuarial loss	$9,329,310	$12,553,882
Prior service credit	(10,157,685)	(116,727)
	$(828,375)	$12,437,155

Changes In Benefit Obligations Recognized In Other Comprehensive Income
Other changes in benefit obligations recognized in other comprehensive income:

	2013	2012	2011
Current year actuarial (gain)/loss	$(2,563,073)	$1,658,462	$(2,869,661)
Amortization of actuarial loss	(661,499)	(770,253)	(680,874)
Current year prior service credit	(10,091,710)	—	—
Amortization of prior service credit	50,752	50,752	50,752
Total recognized in other comprehensive income	$(13,265,530)	$938,961	$(3,499,783)

Estimated Amounts To Be Amortized From Accumulated Other Comprehensive Income
Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic postretirement benefit cost in 2014:

Actuarial loss	$654,419
Prior service credit	(2,397,661)
Total	$(1,743,242)

Schedule Of Amortization For Prior Service Costs
The amortization schedule for prior service costs is as follows:

Description	Date Established	Initial Amount	Initial Period	12/31/2013 Outstanding Balance	Annual Amortization
Lifetime Maximums	12/31/2009	$(268,983)	5.30 years	$(65,975)	$(50,752)
Change in Benefit Structure	12/31/2013	(10,091,710)	4.30 years	(10,091,710)	(2,346,909)
				$(10,157,685)	$(2,397,661)

Summary Of Accumulated Pension And Postretirement Benefit Obligations	The accumulated postretirement benefit obligation as of December 31, 2013 is shown below:

Assuming Medicare Part D Subsidy receipts	$26,542,379
Assuming no Medicare Part D Subsidy receipts	27,501,806

Schedule of Expected Benefit Payments
Expected benefit payments and expenses (net of employee contributions), shown separately for the next five fiscal years, and in the aggregate for the subsequent five-year period are presented below:

December 31, 2014	$1,625,527
December 31, 2015	1,384,986
December 31, 2016	1,450,772
December 31, 2017	1,511,255
December 31, 2018	1,554,208
Five fiscal years ending December 31, 2023	8,011,869

Impact On Certain Items Of A Percentage Point Increase and Decrease In Trend Rates
ASC Topic 715 requires the disclosure of the impact on certain items of a percentage point increase and decrease in the medical trend rates. These amounts are illustrated as follows:

	1% Increase	1% Decrease
Interest cost and service cost for 2013
Amount prior to change	$2,388,459	$2,388,459
Amount after 1 percentage point change	2,843,408	2,027,278
Increase (decrease)	454,949	(361,182)

Accumulated postretirement benefit obligation at December 31, 2013
Amount prior to change	$26,542,379	$26,542,379
Amount after 1 percentage point change	30,190,095	23,515,446
Increase (decrease)	3,647,716	(3,026,933)